Segment Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Revenues:
Policy charges		$ 2,216		$ 2,065	$ 1,849
Premiums		786		831	724
Net investment income		1,982		1,900	1,849
Non-operating changes in variable annuity liabilities and net realized investment losses	[1]	(56)		(1,051)	783
Other revenues	[2]	(76)		(16)	(88)
Total revenues		5,080		3,729	5,117
Benefits and expenses:
Interest credited to policyholder accounts		1,078		1,096	1,067
Benefits and claims		1,662		1,502	1,354
Amortization of DAC		68		207	374
Other expenses, net of deferrals		1,044		1,055	981
Total benefits and expenses		3,852		3,860	3,776
Income before federal income taxes and noncontrolling interests		1,228		(131)	1,341
Less: non-operating net realized investment gains, including other-than-temporary impairment losses	[1]	56		1,051	(783)
Less: net loss attributable to noncontrolling interest		96		94	82
Assets as of year end		144,178		143,524	133,445
Adjustment [Member]
Revenues:
Total revenues		4,852
Benefits and expenses:
Benefits and claims		1,434
Total benefits and expenses		3,624
Individual Products and Solutions - Annuity [Member]
Revenues:
Policy charges		1,259		1,175	1,021
Premiums		459		518	416
Net investment income		591		546	546
Other revenues	[2]	(76)		(38)	(109)
Total revenues		2,233		2,201	1,874
Benefits and expenses:
Interest credited to policyholder accounts		328		370	377
Benefits and claims		700	[3]	828	694
Amortization of DAC		13		120	185
Other expenses, net of deferrals		334		300	295
Total benefits and expenses		1,375		1,618	1,551
Income before federal income taxes and noncontrolling interests		858		583	323
Pre-tax operating earnings (loss)		858		583	323
Assets as of year end		73,370		72,429	68,805
Retirement Plans [Member]
Revenues:
Policy charges		111		107	101
Net investment income		752		750	743
Total revenues		863		857	844
Benefits and expenses:
Interest credited to policyholder accounts		494		482	473
Amortization of DAC		7		(28)	(2)
Other expenses, net of deferrals		163		153	151
Total benefits and expenses		664		607	622
Income before federal income taxes and noncontrolling interests		199		250	222
Pre-tax operating earnings (loss)		199		250	222
Assets as of year end		30,524		30,744	29,904
Individual Products and Solutions - Life and NBSG [Member]
Revenues:
Policy charges		846		783	727
Premiums		292		284	282
Net investment income		602		565	544
Other revenues	[2]	(7)		12	6
Total revenues		1,733		1,644	1,559
Benefits and expenses:
Interest credited to policyholder accounts		236		231	213
Benefits and claims		705	[3]	644	636
Amortization of DAC		115		122	125
Other expenses, net of deferrals		371		348	347
Total benefits and expenses		1,427		1,345	1,321
Income before federal income taxes and noncontrolling interests		306		299	238
Pre-tax operating earnings (loss)		306		299	238
Assets as of year end		30,650		29,322	27,183
Corporate and Other [Member]
Revenues:
Premiums		35		29	26
Net investment income		37		39	16
Non-operating changes in variable annuity liabilities and net realized investment losses	[1]	(56)		(1,051)	783
Other revenues	[2]	7		10	15
Total revenues		23		(973)	840
Benefits and expenses:
Interest credited to policyholder accounts		20		13	4
Benefits and claims		29	[3]	30	24
Amortization of DAC		(67)		(7)	66
Other expenses, net of deferrals		176		254	188
Total benefits and expenses		158		290	282
Income before federal income taxes and noncontrolling interests		(135)		(1,263)	558
Less: non-operating net realized investment gains, including other-than-temporary impairment losses	[1]	56		1,051	(783)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses		(74)		(11)	70
Less: net loss attributable to noncontrolling interest		96		94	82
Pre-tax operating earnings (loss)		(57)		(129)	(73)
Assets as of year end		$ 9,634		$ 11,029	$ 7,553

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
[2]	Includes operating items discussed above.
[3]	Excludes certain non-operating changes in variable annuity liabilities